Share Capital	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Share Capital

18.	Share Capital

Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value.

On May 2, 2025, the Company completed a 1-for-13 reverse stock split of its outstanding common shares. All references to the number of common shares, earnings per share, and per share information in these consolidated statements have been retroactively adjusted to reflect the impact of the share split for all periods presented. The total number of common shares outstanding decreased from 101,406,557 to 7,800,497, with no change in total share capital.

Common shares issued and outstanding as at June 30, 2025, 2024 and 2023 are as follows:

	Number of common shares	Amount
	#	$
Balance, June 30, 2022	1,378,827	39,733,633
Shares issued on debt settlement	18,462	800,366
Shares issued from the exercise of warrants	1,619	36,774
Balance, June 30, 2023	1,398,908	40,570,773
Shares issued on private placement financing	164,152	7,707,292
Flow-through premium	—	(3,637,149)
Share issue costs	—	(355,016)
Shares issued per agreements	298,944	3,934,189
Shares issued per option agreements	115,384	1,728,380
Shares issued on vested RSUs	4,615	179,505
Balance, June 30, 2024	1,982,003	50,127,974
Shares issued on ATM financings	5,842,892	63,274,574
Share issue costs	—	(16,672,731)
Shares issued per agreements	776,535	8,325,336
Shares issued per option agreements	155,730	1,490,860
Share based compensation	14,615	186,031
Treasury shares held for cancellation	(22,919)	(191,898)
Cash paid in lieu on shares consolidation	(689)	(3,740)
Balance, June 30, 2025	8,748,167	106,536,406

Share capital transactions for the year ended June 30, 2025

On August 7, 2024, the Company issued 155,730 common shares in connection with the acquisition of the First Stage Interest with respect to the Engo Valley Uranium Project. These common shares were valued at $1,490,860 based on the Company’s closing share price on the date of issuance.

On August 22, 2024, the Company entered into an ATM Sales Agreement, as amended on October 18, 2024, with ThinkEquity LLC (the “Agent”), as sales agent, pursuant to which the Company may offer and sell, from time to time through the Agent, up to US$2,900,000 of common shares of the Company. During the year ended June 30, 2025, the Company has sold 1,009,919 common shares for gross proceeds of $4,081,551 (USD $2,897,622).

On December 20, 2024, the Company issued 1,211,538 common shares at a price of USD $5.33 per share in a best-efforts public offering, for gross proceeds of $9,276,199 (USD $6,457,500).

On December 31, 2024, the Company issued 1,442,307 common shares at a price of USD $10.40 per share in a best-efforts public offering, for gross proceeds of $21,583,500 (USD $15,000,000).

On January 27, 2025, the Company issued 1,230,769 common shares at a price of USD $13.00 per share in a best-efforts public offering for gross proceeds of $23,009,600 (USD $16,000,000).

On April 17, 2025, the Company entered into an ATM Sales Agreement with the Agent, pursuant to which the Company may offer and sell, from time to time through the Agent, up to US$50,000,000 of common shares of the Company. During the year ended June 30, 2025, the Company had sold 948,359 common shares for gross proceeds of $5,323,724 (USD$3,858,666).

In connection with the equity financings above, the Company paid fees and expenses for marketing, commissions, and professional services in the amount of $16,672,731.

On November 18, 2024, the Company issued 76,923 common shares to 10152300 Manitoba LTD. pursuant to a debt settlement agreement for legal expenses between the parties. These common shares were valued at $308,924 based on the Company’s closing share price on the date of issuance.

The Board of Directors approved the issuance of up to 38,461 shares to settle debts owed to various creditors under a Debt Settlement Agreement. The shares were issued on January 10, 2025. These common shares were valued at $489,627 based on the Company’s closing share price on the date of issuance.

On February 28, 2025, the Company issued 378,461 common shares to 10183923 Manitoba Ltd. and 38,461 common shares to 10152300 Manitoba LTD. pursuant to a debt settlement agreement between the respective parties. These common shares were valued at $5,358,848 and $544,598, respectively, based on the Company’s closing share price on the date of issuance.

On March 12, 2025, the Company issued 123,076 common shares to 10223254 Manitoba Ltd. pursuant to a debt settlement agreement between the parties. These common shares were valued at $838,126 based on the Company’s closing share price on the date of issuance.

On March 13, 2025, the Company issued 121,153 common shares to 10223778 Manitoba Ltd. pursuant to a debt settlement agreement between the parties. These common shares were valued at $785,213 based on the Company’s closing share price on the date of issuance.

On January 10, 2025, 6,923 common shares were granted to directors and committee members. These common shares were valued at $88,120 based on the Company’s closing share price on the date of issuance. The Company also issued 7,692 common shares to the CEO on the exercise of RSUs (See Note 19 for more information).

During the year ended June 30, 2025, the Company bought back 22,919 shares for $191,898.

Share capital transactions for the year ended June 30, 2024

On September 21, 2023, the Company closed its best-efforts flow-through financing through the issuance of 164,152 common shares at a price of $46.95 (USD $34.71) per common share, for gross proceeds of $7,707,292 (USD $5,697,710) (the “Offering”). In connection with the Offering, the Company issued 6,615 Agents’ Warrants at USD $34.71 per share with an expiry of five years and paid fees and expenses to various agents in the amount of $215,377.

On September 21, 2023, the Company also issued 1,637 common shares to a third-party pursuant to a letter agreement between the parties. These common shares were valued at $40,457, based on the Company’s closing share price on the date of issuance, and the amount was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

On October 20, 2023, the Company issued 3,076 common shares to a third-party pursuant to a marketing agreement. These common shares were valued at $51,986, based on the Company’s closing share price on the date of issuance, and the amount was recorded as consulting fees on the consolidated statements of loss and comprehensive loss.

On February 8, 2024, the Company issued 38,462 common shares in connection with the Muskrat Dam Project option agreement. These common shares were valued at $733,615 based on the Company’s 30-day-volume-weighted-adjusted share price on the date of issuance.

On February 14, 2024, the Company issued 4,615 common shares upon the vesting of restricted share units valued at $179,505.

On February 20, 2024, the Company issued 25,000 common shares to 10152300 Manitoba LTD. pursuant to a debt settlement agreement for legal expenses between the parties. These common shares were valued at $426,155 based on the Company’s closing share price on the date of issuance.

On June 21, 2024, the Company issued 76,922 common shares pursuant to an agreement for the acquisition of the Black Lake Uranium Project. These common shares were valued at $994,765 based on the Company’s closing share price on the date of issuance.

On June 28, 2024, the Company issued 269,231 common shares in consideration for the amendment and termination of the Muskrat Dam Option Agreement. These common shares were valued at $3,415,591 based on the Company’s closing share price on the date of issuance.

Share capital transactions for the year ended June 30, 2023

On January 25, 2023, the Company issued 18,462 common shares with a fair value of $800,366 to settle a debt (the “Shares-for-Debt Settlement”) of USD $480,000 owed by a director to a third-party, in relation to services provided by the third-party related to the requisitioning of a shareholders’ meeting, which the Company had agreed to complete the settlement on behalf of the director. As a result of the Shares-for-Debt Settlement, the Company recorded a loss on settlement of $157,501 on the consolidated statements of loss and comprehensive loss.

During the year ended June 30, 2023, 1,619 common shares were also issued as a result of the exercise of Warrants for cash proceeds of $31,578.